FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Movement In Insurance Reserves (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Gross reserves
Gross reserve, beginning of period			$ 8,497
Gross reserve, ending of period	$ 14,410		14,410
Reinsurance assets
Reinsurance assets at beginning of period			169
Reinsurance assets at end of period	576		576
Future Policy Benefits
Gross reserves
Gross reserve, beginning of period	8,512	$ 1,264	8,497	$ 1,339
Acquisition from business combination	5,132		5,132
New business	1,229	52	1,536	55
Normal changes	(405)	6	(756)	(94)
Management actions and changes in assumptions	16	1	53	5
Total changes during the year	5,972	59	5,965	(34)
Impact of foreign exchange	(74)	16	(52)	34
Gross reserve, ending of period	14,410	1,339	14,410	1,339
Reinsurance assets
Reinsurance assets at beginning of period	148	178	169	190
Acquisition from business combination	7		7
New business	0	0	0	0
Normal changes	95	(4)	73	(18)
Management actions and changes in assumptions	0	(1)	0	(2)
Increase (decrease) in reinsurance assets	102	(5)	80	(20)
Impact of foreign exchange	(4)	3	(3)	6
Reinsurance assets at end of period	246	176	246	176
Net
Beginning of period	8,364	1,086	8,328	1,149
Acquisition from business combination	5,125		5,125
New business	1,229	52	1,536	55
Normal changes	(500)	10	(829)	(76)
Management actions and changes in assumptions	16	2	53	7
Total changes during the year	5,870	64	5,885	(14)
Impact of foreign exchange	(70)	13	(49)	28
Reinsurance Reserve, Net	14,164	1,163	14,164	1,163
Future Policy Benefits | Life
Gross reserves
Gross reserve, beginning of period	0	0	0	0
Acquisition from business combination	3,459		3,459
New business	1	0	1	0
Normal changes	(236)	0	(236)	0
Management actions and changes in assumptions	0	0	0	0
Total changes during the year	3,224	0	3,224	0
Impact of foreign exchange	0	0	0	0
Gross reserve, ending of period	3,224	0	3,224	0
Future Policy Benefits | Annuities
Gross reserves
Gross reserve, beginning of period	8,512	1,264	8,497	1,339
Acquisition from business combination	1,627		1,627
New business	1,228	52	1,535	55
Normal changes	(169)	6	(520)	(94)
Management actions and changes in assumptions	16	1	53	5
Total changes during the year	2,702	59	2,695	(34)
Impact of foreign exchange	(74)	16	(52)	34
Gross reserve, ending of period	11,140	1,339	11,140	1,339
Future Policy Benefits | Health
Gross reserves
Gross reserve, beginning of period	0	0	0	0
Acquisition from business combination	46		46
New business	0	0	0	0
Normal changes	0	0	0	0
Management actions and changes in assumptions	0	0	0	0
Total changes during the year	46	0	46	0
Impact of foreign exchange	0	0	0	0
Gross reserve, ending of period	46	$ 0	46	$ 0
Policy and contract claims
Gross reserves
Gross reserve, beginning of period	0		0
Acquisition from business combination	1,706		1,706
New business	0		0
Normal changes	12		12
Management actions and changes in assumptions	16		16
Total changes during the year	1,734		1,734
Gross reserve, ending of period	1,734		1,734
Reinsurance assets
Reinsurance assets at beginning of period	0		0
Acquisition from business combination	116		116
New business	0		0
Normal changes	211		211
Management actions and changes in assumptions	3		3
Increase (decrease) in reinsurance assets	330		330
Reinsurance assets at end of period	330		330
Net
Beginning of period	0		0
Acquisition from business combination	1,590
New business	0		0
Normal changes	(199)		(199)
Management actions and changes in assumptions	13		13
Total changes during the year	1,404		1,404
Reinsurance Reserve, Net	$ 1,404		$ 1,404